Intangible Assets (Indefinite-Lived Intangible Assets) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 28, 2024	Dec. 30, 2023	Dec. 31, 2022
Indefinite-lived Intangible Assets [Line Items]
Impairment of Intangible Assets (Excluding Goodwill)	$ 33	$ 927	$ 3,166
Goodwill, Impairment Loss	$ 0		$ 0